Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [Abstract]
Trade and other payables
21.	Trade and other payables

	2024 US$’000	2023 US$’000
Trade payables
- related parties(1)	27,046	22,045
- non-related parties(1)	166,384	223,536
Accrued operating expenses	118,153	114,801
Other payables
- related corporations(1)	32	23,567
- non-related parties(1)	1,224	1,529
	312,839	385,478
Analysed as:
Current	312,839	385,478
	312,839	385,478

(1)
Certain balances have been revised for immaterial errors in prior year classifications of trade payables and other payables. US$19.4 million has been reclassified to trade payables - non-related parties from other payables - non-related parties and US$22.0 million has been reclassified to trade payables - related parties, comprising US$15.8 million from trade payables - non-related parties and US$6.2 million from other payables - related corporations.

The carrying amounts of trade and other payables, principally denominated in United States Dollars, approximate their fair values due to the short period to maturity.

The other payables due to related corporations are unsecured and interest-free.

Information about the Group’s exposure to currency and liquidity risks is included in Note 24.